Prepaid Expenses and Other Current Assets	6 Months Ended
Jan. 23, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	January 23, 2016	July 25, 2015
	(millions)
Prepaid expenses (a)	$112.9	$45.6
Accounts and other receivables (b)	168.9	70.8
Short-term investments	1.6	13.4
Other current assets	0.3	1.7
Total prepaid expenses and other current assets	$283.7	$131.5
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(a) Increase is mainly related to the inclusion of ANN and primarily reflects rent-related and other operational-related balances.
(b) Increase is mainly related to higher non-cash income tax receivables as of January 23, 2016 which are expected to reverse by the end of Fiscal 2016.